May 24, 2010

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

RE:	Sit Mutual Funds II, Inc. (the “Registrant”)
	Sit High Income Municipal Bond Fund	Series ID: S000015046; Class ID: C000040905

Ladies and Gentlemen:

On behalf of the Registrant, I herewith enclose and file a Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A.

The enclosed Registration Statement represents Post-Effective Amendment No. 43 under the Securities Act of 1933 to the Registration Statement on Form N-1A. The enclosed Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, to become effective on August 1, 2010.

The purpose of the enclosed Amendment is to file material changes in connection with the “summary prospectus” rule and related amendments to Form N-1A and to file annually updated information and financial highlights as of the March 31, 2010 fiscal year end and other appropriate non-material changes.

A Post-Effective Amendment pursuant to Rule 485(b) will be filed prior to the August 1, 2010 effective date in order to address any comments from the SEC Examiner regarding the enclosed filing, and to include June 30, 2010 returns and assets under management in the Prospectus.

Please direct any questions or comments on the enclosed filings to my attention. I can be reached directly at 612-359-2536. Thank you.

Sincerely,

/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President

Enclosures
cc:	Eric Berglund, KPMG LLP
Michael Radmer, Dorsey & Whitney LLP